BANK DEBT (Warrants Held by Bank) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Jun. 30, 2009	Jun. 29, 2009
Warrant One [Member]
Class of Warrant or Right [Line Items]
Number of common shares callable under warrant agreement	9,411,300	8,000,000
Exercise price of warrants	1.0	1.18
Expiration dates of warrants	Jun. 30, 2014
The change in the incremental fair value of the modified bank warrants, deducted from the carrying amount of bank debt	$ 2,493
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Number of common shares callable under warrant agreement	2,500,000	1,411,300
Exercise price of warrants	1.4	1.18
Expiration dates of warrants	Jun. 30, 2014
The change in the incremental fair value of the modified bank warrants, deducted from the carrying amount of bank debt	$ 2,493